Shareholder Report, Holdings (Details) - Vericimetry U.S. Small Cap Value Fund	Sep. 30, 2024
Financial
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Taylor Morrison Home Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.83%
Meritage Homes Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.82%
Tri Pointe Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.76%
Commercial Metals Co.
Holdings [Line Items]
Percent of Net Asset Value	0.76%
Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Amkor Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.72%
Jackson Financial, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Mr Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Money Market Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%